6. Income Taxes (Tables)	6 Months Ended
Jun. 30, 2014
Income Taxes Tables
Schedule of provision for income taxes

	Six Months Ended June 30, 2014	Six Months Ended June 30, 2013	From Inception (March 7, 2012) through June 30, 2014

Current Tax Provision:
Federal-State-Local	$-	$-	$250
Taxable Income	-	-	-

Total current tax provision	$-	$-	$250

Deferred Tax Provision:
Federal	$-	$-	$-
Loss carry-forwards	(10,037)	(889)	(22,446)
Change in valuation allowance	10,037	889	22,446

Total deferred tax provision	$-	$-	$-

Schedule of deferred income tax asset
The Company had deferred income tax assets as of June 30, 2014 as follows:

Loss carry-forwards	$(22,446)
Less - valuation allowance	22,446

Total net deferred tax assets	$-